Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
January 31, 2024
JSC-NPRT1-0324
1.813017.119
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Entertainment - 2.4%
Capcom Co. Ltd.	207,700	7,921,425
Daiichikosho Co. Ltd.	265,000	3,630,463
		11,551,888
Interactive Media & Services - 0.5%
Kakaku.com, Inc.	204,400	2,325,114
TOTAL COMMUNICATION SERVICES		13,877,002
CONSUMER DISCRETIONARY - 16.0%
Automobile Components - 0.5%
DENSO Corp.	161,400	2,535,279
Automobiles - 3.5%
Isuzu Motors Ltd.	511,200	6,975,297
Suzuki Motor Corp.	209,900	9,428,433
		16,403,730
Broadline Retail - 1.5%
Pan Pacific International Holdings Ltd.	329,500	7,122,635
Distributors - 2.4%
Central Automotive Products Ltd.	341,400	11,268,259
Hotels, Restaurants & Leisure - 1.2%
Koshidaka Holdings Co. Ltd.	876,800	5,585,722
Leisure Products - 2.1%
Bandai Namco Holdings, Inc.	203,300	4,401,963
Roland Corp.	110,500	3,671,238
YONEX Co. Ltd.	212,400	1,725,961
		9,799,162
Specialty Retail - 4.0%
ABC-MART, Inc.	273,000	4,731,229
Fast Retailing Co. Ltd.	25,400	6,781,215
Fuji Corp. (a)	633,600	7,613,276
		19,125,720
Textiles, Apparel & Luxury Goods - 0.8%
Fujibo Holdings, Inc.	132,200	3,818,897
TOTAL CONSUMER DISCRETIONARY		75,659,404
CONSUMER STAPLES - 5.9%
Beverages - 1.7%
Asahi Group Holdings	217,700	8,091,467
Consumer Staples Distribution & Retail - 1.7%
Kato Sangyo	96,300	3,140,105
Kobe Bussan Co. Ltd.	194,300	4,964,892
		8,104,997
Food Products - 2.5%
Ajinomoto Co., Inc.	178,500	7,330,092
Kotobuki Spirits Co. Ltd.	332,500	4,473,668
		11,803,760
TOTAL CONSUMER STAPLES		28,000,224
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
ENEOS Holdings, Inc.	1,218,700	4,921,787
INPEX Corp.	1,043,500	14,183,734
		19,105,521
FINANCIALS - 10.9%
Banks - 3.8%
Chiba Bank Ltd.	819,000	6,069,009
Hokuhoku Financial Group, Inc.	306,000	3,241,781
Kyoto Financial Group, Inc.	524,400	8,715,251
		18,026,041
Consumer Finance - 1.3%
Credit Saison Co. Ltd.	332,400	6,169,836
Financial Services - 0.7%
Zenkoku Hosho Co. Ltd.	91,800	3,416,193
Insurance - 5.1%
Lifenet Insurance Co. (a)(b)	358,200	3,036,877
Sompo Holdings, Inc.	112,500	5,833,289
T&D Holdings, Inc.	519,300	8,598,962
Tokio Marine Holdings, Inc.	240,200	6,333,457
		23,802,585
TOTAL FINANCIALS		51,414,655
HEALTH CARE - 2.5%
Health Care Providers & Services - 0.6%
As One Corp.	76,600	2,891,779
Pharmaceuticals - 1.9%
Eisai Co. Ltd.	98,600	4,642,942
Santen Pharmaceutical Co. Ltd.	437,000	4,414,719
		9,057,661
TOTAL HEALTH CARE		11,949,440
INDUSTRIALS - 23.9%
Construction & Engineering - 0.8%
Raito Kogyo Co. Ltd.	271,000	3,788,334
Electrical Equipment - 2.7%
Fuji Electric Co. Ltd.	115,200	5,769,220
SWCC Showa Holdings Co. Ltd.	346,600	7,135,952
		12,905,172
Ground Transportation - 1.3%
Kyushu Railway Co.	285,200	6,268,699
Machinery - 5.2%
CKD Corp.	289,500	5,104,777
IHI Corp.	209,600	4,008,892
Minebea Mitsumi, Inc.	237,200	4,902,974
Misumi Group, Inc.	206,237	3,535,912
Mitsubishi Heavy Industries Ltd.	100,500	6,703,702
		24,256,257
Marine Transportation - 1.0%
Nippon Concept Corp.	397,900	4,718,098
Professional Services - 6.3%
Funai Soken Holdings, Inc.	262,780	4,575,420
Open Up Group, Inc.	341,200	5,285,035
Rise Consulting Group, Inc.	329,300	2,109,502
TechnoPro Holdings, Inc.	225,700	5,203,476
TKC Corp.	206,900	5,359,294
Visional, Inc. (a)(b)	117,100	7,328,909
		29,861,636
Trading Companies & Distributors - 5.1%
Hanwa Co. Ltd.	165,850	6,066,213
Inaba Denki Sangyo Co. Ltd.	202,600	4,840,883
Itochu Corp.	125,700	5,704,784
Mitani Shoji Co. Ltd.	285,600	3,817,206
Senshu Electric Co. Ltd.	137,100	3,485,659
		23,914,745
Transportation Infrastructure - 1.5%
Kamigumi Co. Ltd.	314,700	7,239,923
TOTAL INDUSTRIALS		112,952,864
INFORMATION TECHNOLOGY - 18.4%
Electronic Equipment, Instruments & Components - 7.2%
Amano Corp.	379,300	8,740,828
Azbil Corp.	151,400	4,892,446
Dexerials Corp.	167,000	4,812,687
Ibiden Co. Ltd.	89,700	4,513,698
Maruwa Ceramic Co. Ltd.	38,600	7,723,315
Shibaura Electronics Co. Ltd.	94,300	3,501,876
		34,184,850
IT Services - 3.5%
Argo Graphics, Inc.	253,300	7,432,656
Net One Systems Co. Ltd.	217,000	3,528,228
NSD Co. Ltd.	303,900	5,702,974
		16,663,858
Semiconductors & Semiconductor Equipment - 4.0%
Renesas Electronics Corp. (b)	776,300	12,737,210
Sumco Corp.	395,157	5,990,749
		18,727,959
Software - 2.7%
Money Forward, Inc. (b)	320,150	12,496,103
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp.	71,800	4,551,038
TOTAL INFORMATION TECHNOLOGY		86,623,808
MATERIALS - 10.3%
Chemicals - 5.6%
C. Uyemura & Co. Ltd.	98,000	7,436,707
Fujimi, Inc.	186,600	3,739,431
NOF Corp.	122,400	5,528,044
Osaka Soda Co. Ltd.	80,400	5,644,118
Tokyo Ohka Kogyo Co. Ltd.	185,700	4,241,480
		26,589,780
Construction Materials - 0.9%
Maeda Kosen Co. Ltd.	190,000	4,141,937
Metals & Mining - 3.8%
Dowa Holdings Co. Ltd.	167,700	5,848,593
Yamato Kogyo Co. Ltd.	215,700	11,939,812
		17,788,405
TOTAL MATERIALS		48,520,122
REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Relo Group, Inc.	484,915	4,867,448
UTILITIES - 3.1%
Electric Utilities - 1.8%
Kansai Electric Power Co., Inc.	628,800	8,578,175
Gas Utilities - 1.3%
Nippon Gas Co. Ltd.	387,700	6,005,725
TOTAL UTILITIES		14,583,900
TOTAL COMMON STOCKS (Cost $371,247,005)		467,554,388

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	667,025	667,158
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	7,545,624	7,546,379
TOTAL MONEY MARKET FUNDS (Cost $8,213,537)		8,213,537

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $379,460,542)	475,767,925
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,397,234)
NET ASSETS - 100.0%	472,370,691

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	163,542	5,163,264	4,659,648	2,978	-	-	667,158	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,158,092	44,307,798	49,919,511	17,895	-	-	7,546,379	0.0%
Total	13,321,634	49,471,062	54,579,159	20,873	-	-	8,213,537

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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